As filed with the Securities and Exchange Commission on August 11, 2023

1933 Act File No. 333-88343

1940 Act File No. 811-09603

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒
(Check appropriate box or boxes.)

AMERICAN BEACON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (817) 391-6100

Jeffrey K. Ringdahl, President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Stacy L. Fuller, Esq. Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 21, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 21, 2023, the effectiveness of the registration statement for the American Beacon AHL Trend ETF (formerly known as the American Beacon AHL Liquid Trend ETF) (the “Fund”), filed in Post-Effective Amendment No. 39 (“PEA No. 39”) on May 18, 2023, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing. Since no other changes are intended to be made to PEA No. 39 by means of this filing, Parts A, B and C of PEA No. 39 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 39.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 39.

PART C – OTHER INFORMATION

The Part C for the Fund is incorporated herein by reference to Part C of PEA No. 39.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on August 11, 2023.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Jeffrey K. Ringdahl
Jeffrey K. Ringdahl
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeffrey K. Ringdahl	President (Principal Executive Officer)	August 11, 2023
Jeffrey K. Ringdahl

/s/ Sonia L. Bates	Treasurer (Principal Financial Officer	August 11, 2023
Sonia L. Bates	and Principal Accounting Officer)

Gilbert G. Alvarado*	Trustee	August 11, 2023
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	August 11, 2023
Joseph B. Armes

Gerard J. Arpey*	Trustee	August 11, 2023
Gerard J. Arpey

Brenda A. Cline*	Chair and Trustee	August 11, 2023
Brenda A. Cline

Eugene J. Duffy*	Trustee	August 11, 2023
Eugene J. Duffy

Claudia A. Holz*	Trustee	August 11, 2023
Claudia A. Holz
Douglas A. Lindgren*	Trustee	August 11, 2023
Douglas A. Lindgren

Barbara J. McKenna*	Trustee	August 11, 2023
Barbara J. McKenna

*By	/s/ Rosemary K. Behan[1]
Rosemary K. Behan
Attorney-In-Fact

[1]Signed pursuant to previously filed power of attorney.